Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment
Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	10- 20

Computation of Basic and Diluted Income Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2011	2012	2013
Net income attributable to ordinary shares
(US$ thousands)	8,243	9,871	17,077

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,896,215	6,933,576	7,103,021

Add assumed exercise of outstanding dilutive potential
ordinary shares	98,377	34,729	143,011

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,994,592	6,968,305	7,246,032

Basic income per ordinary shares (US$)	1.195	1.424	2.404

Diluted income per ordinary shares (US$)	1.178	1.417	2.357

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	135,000	135,000	-